Stock Incentive Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the stock award (generally three to five years) using the straight-line method.

Compensation expense related to stock options, which includes the Employee Stock Purchase Plan (the “ESPP”) totaled $90 million, $103 million and $100 million for 2015, 2014 and 2013, respectively. The recognized tax benefit was $26 million, $33 million and $32 million for 2015, 2014 and 2013, respectively. Compensation expense related to restricted stock awards totaled $140 million, $62 million and $41 million for 2015, 2014 and 2013, respectively. Stock-based compensation for the year ended December 31,2015 includes $38 million associated with accelerated vesting of restricted stock replacement awards issued to Omnicare executives who were terminated subsequent to the acquisition.

The ESPP provides for the purchase of up to 15 million shares of common stock. In March 2013, the Board of Directors approved an amendment to the ESPP to provide an additional 15 million shares of common stock for issuance. Under the ESPP, eligible employees may purchase common stock at the end of each six month offering period at a purchase price equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2015, approximately 1 million shares of common stock were purchased under the provisions of the ESPP at an average price of $72.21 per share. As of December 31, 2015, approximately 14 million shares of common stock were available for issuance under the ESPP.

The fair value of stock-based compensation associated with the ESPP is estimated on the date of grant (the first day of the six month offering period) using the Black-Scholes Option Pricing Model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2015	2014	2013
Dividend yield(1)	0.71%	0.75%	0.86%
Expected volatility(2)	13.92%	14.87%	16.94%
Risk-free interest rate(3)	0.11%	0.08%	0.10%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$18.72	$13.74	$10.08

(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)	The expected life is based on the semi-annual purchase period.

The terms of the Company’s Incentive Compensation Plan (“ICP”) provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee of the Company’s Board of Directors. The ICP allows for a maximum of 74 million shares to be reserved and available for grants. The ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s ESPP. In November 2012, the Company’s Board of Directors approved an amendment to the ICP to eliminate the share recycling provision of the ICP. As of December 31, 2015, there were approximately 24 million shares available for future grants under the ICP.

The Company’s restricted awards are considered nonvested share awards and require no payment from the employee. Compensation cost is recorded based on the market price of the Company’s common stock on the grant date and is recognized on a straight-line basis over the requisite service period. The Company granted 2,695,000, 2,708,000 and 1,715,000 restricted stock units with a weighted average fair value of $100.81, $73.60 and $54.30 in 2015, 2014 and 2013, respectively. As of December 31, 2015, there was $268 million of total unrecognized compensation cost related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.61 years. The total fair value of restricted shares vested during 2015, 2014 and 2013 was $164 million, $57 million and $41 million, respectively.

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2015.

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	4,677	$51.90
Granted	2,695	$100.81
Vested	(1,646)	$103.82
Forfeited	(308)	$73.61
Nonvested at end of year	5,418	$59.22

All grants under the ICP are awarded at fair value on the date of grant. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Stock options granted generally become exercisable over a four-year period from the grant date. Stock options generally expire seven years after the grant date.

Excess tax benefits of $127 million, $106 million and $62 million were included in financing activities in the accompanying consolidated statements of cash flow during 2015, 2014 and 2013, respectively. Cash received from stock options exercised, which includes the ESPP, totaled $299 million, $421 million and $500 million during 2015, 2014 and 2013, respectively. The total intrinsic value of stock options exercised was $394 million, $372 million and $282 million in 2015, 2014 and 2013, respectively. The total fair value of stock options vested during 2015, 2014 and 2013 was $334 million, $292 million and $329 million, respectively.

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2015	2014	2013
Dividend yield(1)	1.37%	1.47%	1.65%
Expected volatility(2)	18.07%	19.92%	30.96%
Risk-free interest rate(3)	1.24%	1.35%	0.73%
Expected life (in years)(4)	4.2	4.0	4.7
Weighted-average grant date fair value	$14.01	$11.04	$12.50

(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)
The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2015, unrecognized compensation expense related to unvested options totaled $91 million, which the Company expects to be recognized over a weighted-average period of 1.72 years. After considering anticipated forfeitures, the Company expects approximately 12 million of the unvested stock options to vest over the requisite service period.

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2015:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2014	28,166	$47.87
Granted	3,772	$102.25
Exercised	(6,425)	$40.68
Forfeited	(902)	$66.81
Expired	(270)	$38.03
Outstanding at December 31, 2015	24,341	$57.60	3.88	$993,965,110
Exercisable at December 31, 2015	11,847	$42.17	2.66	$658,732,653
Vested at December 31, 2015 and expected to vest in the future	23,765	$56.96	3.84	$984,746,487